                    [Van Kampen Investments Inc. Letterhead]


                                                                         497(j)



                                January 3, 2007



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

   Re:  Van Kampen Equity Trust II -- Rule 497(j) Filing
        (File Nos. 333-75493 and 811-09279)

Ladies and Gentlemen:

      Van Kampen Equity Trust II (the "Registrant") filed via EDGAR on December 20, 2006 an electronically signed copy of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and the Investment Company Act of 1940, as amended.

      In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that each of the Prospectuses and each of the Statements of Additional Information contained in the Registration Statement for each of the following series of the Registrant do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules: (i) Van Kampen International Advantage Fund, (ii) Van Kampen American Franchise Fund and
(iii) Van Kampen Technology Fund; in addition, each Statement of Additional Information contained in the Registration Statement for each of the following series of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules: Van Kampen International Growth Fund and Van Kampen Equity Premium Income Fund. The Prospectuses for each of Van Kampen International Growth Fund and Van Kampen Equity Premium Income Fund have been filed under separate cover.

      Should the staff have any questions regarding the foregoing, please contact the undersigned at (212) 762-8687 or Charles B. Taylor at
(312) 407-0863.


                                                Very truly yours,



                                                /s/ Edward Meehan, Jr.
                                                -------------------------
                                                Edward Meehan, Jr.
                                                Assistant Secretary